UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2018 to June 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (000)*

June 30, 2018 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
COMMON STOCK
Brazil — 3.6%
Banco do Brasil SA	3,479,700	$25,543
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,145,316	6,883
Fleury SA	599,800	4,104
JBS SA	6,897,300	16,372
Smiles Fidelidade SA	1,166,600	15,667
Suzano Papel e Celulose SA	2,753,400	31,770
Vale SA, Class B ADR	4,984,439	63,901

		164,240

China — 34.1%
Agile Group Holdings Ltd.	10,910,000	18,563
Alibaba Group Holding Ltd. ADR[1]	1,021,371	189,495
Anhui Conch Cement Co. Ltd., Class H	10,037,500	57,243
Baidu Inc. ADR[1]	150,602	36,596
Bank of China Ltd., Class H	137,620,000	68,249
Beijing Enterprises Holdings Ltd.	3,020,000	14,663
China Communications Construction Co. Ltd., Class H	29,082,000	28,007
China Construction Bank Corp., Class H	165,718,000	151,639
China Everbright International Ltd.	15,032,000	19,359
China Lumena New Materials Corp.[1,2,3]	10,564,000	—
China Mobile Ltd.	1,556,500	13,811
China Mobile Ltd. ADR	574,636	25,508
China Petroleum & Chemical Corp., Class H	111,682,000	99,968
China Railway Construction Corp. Ltd., Class H	15,326,000	15,504
China Railway Group Ltd., Class H	17,644,000	13,303
China Southern Airlines Co. Ltd., Class H	17,498,000	13,712
Citic Pacific Ltd.	11,468,000	16,132
CNOOC Ltd.	16,603,000	28,450
Country Garden Holdings Co. Ltd.	19,730,000	34,587
Dongfeng Motor Group Co. Ltd., Class H	15,758,000	16,609
Fosun International Ltd.	14,016,000	26,252
Geely Automobile Holdings Ltd.	10,189,000	26,215
Guangzhou Automobile Group Co. Ltd., Class H	14,155,200	13,772
Guangzhou R&F Properties Co. Ltd., Class H	9,199,200	18,462
Kweichow Moutai Co. Ltd.	193,862	21,341
KWG Property Holding Ltd.	14,050,000	17,549
New Oriental Education & Technology Group ADR	405,177	38,354
Ping An Insurance Group Co. of China Ltd., Class H	10,255,000	93,912
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	9,045,900	24,897
Shimao Property Holdings Ltd.	8,268,500	21,558
Sinopharm Group Co. Ltd., Class H	5,362,800	21,566
Tencent Holdings Ltd.	6,169,700	309,814

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
China — (continued)
Xinyi Glass Holdings Ltd.	14,776,000	$17,922
YY Inc. ADR[1]	346,738	34,837
Zhejiang Expressway Co. Ltd., Class H	13,650,000	12,157

		1,560,006

Czech Republic — 0.3%
CEZ AS	544,943	12,911

India — 9.1%
Adani Ports & Special Economic Zone Ltd.	2,912,893	15,903
Bharat Electronics Ltd.	4,009,297	6,368
Biocon Ltd.	1,542,272	13,945
Cipla Ltd.	1,544,575	13,874
HCL Technologies Ltd.	2,623,472	35,449
Hindalco Industries Ltd.	10,651,885	35,871
Hindustan Petroleum Corp. Ltd.	4,200,929	15,941
Hindustan Unilever Ltd.	1,590,049	38,083
ICICI Bank Ltd. ADR	2,810,635	22,569
Indiabulls Housing Finance Ltd.	1,763,675	29,489
Jubilant Foodworks Ltd.	1,319,088	26,688
Larsen & Toubro Ltd.	1,446,412	26,929
Maruti Suzuki India Ltd.	197,541	25,460
Radico Khaitan Ltd.	858,959	5,189
Reliance Capital Ltd.	2,464,999	13,970
Reliance Infrastructure Ltd.	1,837,307	10,514
Rural Electrification Corp. Ltd.	6,126,501	9,375
State Bank of India[1]	2,679,124	10,157
Titan Co. Ltd.	2,074,767	26,616
UPL Ltd.	792,709	7,167
Vedanta Ltd.	8,412,668	29,032

		418,589

Indonesia — 0.4%
Gudang Garam Tbk PT	1,985,500	9,303
Indofood Sukses Makmur Tbk PT	20,709,800	9,608

		18,911

Malaysia — 2.5%
AirAsia Group Bhd	25,057,800	18,572
CIMB Group Holdings Bhd	18,856,900	25,424
Malayan Banking Bhd	15,181,132	33,811

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
Malaysia — (continued)
Tenaga Nasional Bhd	10,057,600	$36,463

		114,270

Mexico — 1.4%
Alfa SAB de CV, Class A	16,144,800	18,746
Gruma SAB de CV, Class B	826,835	10,098
Grupo Financiero Banorte SAB de CV, Class O	3,732,500	21,948
Grupo Mexico SAB de CV, Class B	4,454,100	12,624

		63,416

Peru — 0.6%
Credicorp Ltd.	121,115	27,265

Poland — 0.7%
PGE Polska Grupa Energetyczna SA1	1,847,939	4,592
Polski Koncern Naftowy Orlen SA	455,859	10,210
Powszechny Zaklad Ubezpieczen SA	1,569,190	16,269

		31,071

Russia — 4.1%
Gazprom PJSC ADR	4,096,002	17,949
Lukoil PJSC ADR	1,117,735	76,120
Mobile Telesystems ADR	2,741,792	24,210
Sberbank of Russia ADR	4,985,108	71,310

		189,589

Saudi Arabia — 0.1%
Saudi Kayan Petrochemical Co.[1]	1,000,000	4,209

South Africa — 2.5%
Barclays Africa Group Ltd.	1,434,068	16,652
Barloworld Ltd.	1,636,570	15,435
Exxaro Resources Ltd.	1,739,561	15,882
FirstRand Ltd.	5,992,548	27,838
MMI Holdings Ltd.	6,092,197	7,849
Nedbank Group Ltd.	931,699	16,922
Redefine Properties Ltd.[4]	18,170,516	13,895

		114,473

South Korea — 15.8%
Hana Financial Group Inc.	1,195,210	45,897
Hanwha Corp.	644,868	18,244
Hyosung Corp.[2]	119,185	13,565
Hyundai Marine & Fire Insurance Co. Ltd.	516,988	15,655
KB Financial Group Inc.	1,261,328	59,373

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
South Korea — (continued)
Kia Motors Corp.	647,596	$17,893
LG Corp.	461,997	29,868
LG Electronics Inc.	352,744	26,264
POSCO	131,817	38,894
POSCO ADR	209,291	15,512
Samsung Electronics Co. Ltd.	5,576,962	233,617
SK Hynix Inc.	1,472,594	113,035
SK Innovation Co. Ltd.	307,767	55,745
SK Telecom Co. Ltd.	154,654	32,324
SK Telecom Co. Ltd. ADR	228,156	5,321

		721,207

Taiwan — 9.7%
Catcher Technology Co. Ltd.	3,608,000	40,284
Compal Electronics Inc.	18,060,316	11,363
Compeq Manufacturing Co. Ltd.	17,255,000	18,280
FLEXium Interconnect Inc.	4,344,904	13,359
Formosa Plastics Corp.	4,331,000	15,961
Fubon Financial Holding Co. Ltd.	23,804,000	39,827
HON HAI Precision Industry Co. Ltd.	20,154,623	54,922
Inventec Corp.	20,031,000	15,709
Lite-On Technology Corp.	10,114,202	12,221
Pegatron Corp.	11,079,000	22,749
Powertech Technology Inc.	7,264,000	21,055
Taiwan Semiconductor Manufacturing Co. Ltd.	3,708,000	26,331
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,231,290	118,136
WPG Holdings Ltd.	7,197,000	10,190
Yuanta Financial Holding Co. Ltd.	47,867,850	21,799

		442,186

Thailand — 3.7%
Charoen Pokphand Foods PCL	17,462,000	12,755
Kiatnakin Bank PCL	7,560,600	15,460
PTT PCL	52,874,100	76,444
Sansiri PCL	187,517,266	8,711
Thai Oil PCL	8,731,900	20,470
Thanachart Capital PCL	10,267,000	14,488
Tisco Financial Group PCL	8,259,100	20,921

		169,249

Turkey — 1.5%
Tekfen Holding AS	5,936,653	22,401
Turkcell Iletisim Hizmetleri AS	8,204,527	21,750
Turkiye Garanti Bankasi AS	10,577,979	19,296

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
Turkey — (continued)
Turkiye Vakiflar Bankasi TAO, Class D	6,631,573	$7,075

		70,522

United Arab Emirates — 0.4%
DAMAC Properties Dubai Co. PJSC	11,151,560	6,233
Dubai Investments PJSC	15,386,350	7,969
Dubai Islamic Bank PJSC	3,944,601	5,234

		19,436

Total Common Stock
(Cost $3,695,772) — 90.5%		4,141,550

PREFERENCE STOCK
Brazil — 1.9%
Braskem SA	1,651,087	21,462
Itausa - Investimentos Itau SA	26,822,721	63,601

		85,063

South Korea — 0.8%
Samsung Electronics Co. Ltd.	1,112,544	37,570

Total Preference Stock
(Cost $103,942) — 2.7%		122,633

Total Investments — 93.2%
(Cost $3,799,714)		4,264,183

Other Assets in Excess of Liabilities — 6.8%		310,905

Net Assets — 100.0%		$4,575,088

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
MSCI Emerging Markets E-MINI	4,120	Sep-2018	$220,176	$219,040	$(1,136)

*	Except for share and futures contract data.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of June 30, 2018 was $13,565 and represented 0.3% of net assets.
3	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy.
4	Real Estate Investment Trust.

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

ADR     American Depositary Receipt

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2018:

	Level 1	Level 2†	Level 3††		Total
Investments in Securities	(000)	(000)	(000)		(000)

Common Stock
Brazil	$164,240	$—	$—		$164,240
China	346,356	1,213,650	—	^	1,560,006
Czech Republic	—	12,911	—		12,911
India	22,569	396,020	—		418,589
Indonesia	—	18,911	—		18,911
Malaysia	—	114,270	—		114,270
Mexico	63,416	—	—		63,416
Peru	27,265	—	—		27,265
Poland	—	31,071	—		31,071
Russia	24,210	165,379	—		189,589
Saudi Arabia	—	4,209	—		4,209
South Africa	13,895	100,578	—		114,473
South Korea	20,833	686,809	13,565		721,207
Taiwan	118,136	324,050	—		442,186
Thailand	—	169,249	—		169,249
Turkey	—	70,522	—		70,522
United Arab Emirates	—	19,436	—		19,436

Total Common Stock	800,920	3,327,065	13,565		4,141,550

Preference Stock
Brazil	85,063	—	—		85,063
South Korea	—	37,570	—		37,570

Total Preference Stock	85,063	37,570	—		122,633

Total Investments in Securities	$885,983	$3,364,635	$13,565		$4,264,183

	Level 1	Level 2	Level 3		Total
Other Financial Instruments	(000)	(000)	(000)		(000)
Futures Contracts*	$(1,136)	$—	$—		$(1,136)

Total Other Financial Instruments	$(1,136)	$—	$—		$(1,136)

*	Futures contracts are valued at the unrealized depreciation on the instruments.
†

Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, and/or due to “Foreign Line” securities using “Local Line” prices, or due to markets being closed.

††

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy.

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2018 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party pricing vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At June 30, 2018, securities with a value of $21,566 (000), which represented 0.5% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to market movements following the close of local trading that triggered the fair valuation of certain securities at the beginning of the fiscal year and did not trigger fair valuation at the end of the period. At June 30, 2018, securities with a value of $7,849 (000), which represented 0.2% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end, primarily due to market movements following the close of local trading that did not trigger the fair valuation of certain securities at the beginning of the fiscal year, but triggered fair valuation at the end of the period.

At June 30, 2018, there were transfers into Level 3 investments in securities with a value of $13,565 (000), which represented 0.3% of the net assets of the Fund.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-2300

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 29, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer
Date: August 29, 2018